Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
Carpenter Technology Corp. ............. 11,951 $ 3,775,321
GE Aerospace ....................... 82,940 25,624,313
General Dynamics Corp. ................ 8,044 2,774,375
Howmet Aerospace, Inc. ................ 25,986 5,351,817
Lockheed Martin Corp. ................. 12,675 6,234,579
Northrop Grumman Corp. ............... 3,686 2,150,597
45,911,002
Automobile Components — 0.0%
Modine Manufacturing Co.
(a)
............. 1,954 299,372
Automobiles — 2.2%
Ford Motor Co. ...................... 425,091 5,581,445
General Motors Co. ................... 282,813 19,539,550
Tesla, Inc.
(a)
......................... 90,343 41,247,000
66,367,995
Banks — 3.0%
Bank of America Corp. ................. 218,083 11,656,536
Citigroup, Inc. ....................... 43,173 4,370,403
JPMorgan Chase & Co. ................ 147,953 46,031,138
NU Holdings Ltd. , Class A
(a)
.............. 729,521 11,752,583
Wells Fargo & Co. .................... 200,772 17,461,141
91,271,801
Beverages — 1.4%
Coca-Cola Co. (The) .................. 227,132 15,649,395
Coca-Cola Consolidated, Inc. ............. 15,271 1,991,033
Molson Coors Beverage Co. , Class B ....... 64,855 2,835,460
PepsiCo, Inc. ....................... 137,600 20,101,984
40,577,872
Biotechnology — 2.1%
AbbVie, Inc. ........................ 138,606 30,221,652
Alnylam Pharmaceuticals, Inc.
(a)
........... 10,929 4,984,061
Amgen, Inc. ........................ 39,409 11,760,828
Exelixis, Inc.
(a)
....................... 32,866 1,270,928
Gilead Sciences, Inc. .................. 112,294 13,451,698
Halozyme Therapeutics, Inc.
(a)
............ 34,082 2,221,806
63,910,973
Broadline Retail — 4.3%
Amazon.com, Inc.
(a)
................... 407,990 99,639,318
Coupang, Inc. , Class A
(a)
................ 65,970 2,109,061
eBay, Inc. .......................... 152,519 12,401,320
Etsy, Inc.
(a)
......................... 87,438 5,421,156
MercadoLibre, Inc.
(a)
................... 3,772 8,778,424
128,349,279
Building Products — 0.8%
Builders FirstSource, Inc.
(a)
.............. 28,237 3,280,292
Carrier Global Corp. ................... 16,169 961,894
Lennox International, Inc. ............... 3,710 1,873,550
Trane Technologies plc ................. 39,382 17,668,734
23,784,470
Capital Markets — 4.7%
Affiliated Managers Group, Inc. ........... 27,918 6,643,367
Ameriprise Financial, Inc. ............... 7,850 3,554,245
Bank of New York Mellon Corp. (The) ....... 223,381 24,109,511
BlackRock, Inc.
(b)
..................... 6,130 6,637,625
CME Group, Inc. , Class A ............... 30,652 8,137,800
Evercore, Inc. , Class A ................. 3,506 1,032,727
Goldman Sachs Group, Inc. (The) ......... 20,005 15,791,347
Interactive Brokers Group, Inc. , Class A ...... 197,204 13,875,273
Janus Henderson Group plc ............. 154,902 6,747,531
Security
Shares
Shares Value
Capital Markets (continued)
Morgan Stanley ...................... 22,121 $ 3,627,844
MSCI, Inc. ......................... 8,603 5,063,296
Nasdaq, Inc. ........................ 61,263 5,237,374
Northern Trust Corp. ................... 66,501 8,556,684
Robinhood Markets, Inc. , Class A
(a)
......... 35,316 5,183,683
S&P Global, Inc. ..................... 21,804 10,623,127
State Street Corp. .................... 81,126 9,383,033
XP, Inc. , Class A ..................... 382,874 6,975,964
141,180,431
Chemicals — 1.3%
CF Industries Holdings, Inc. .............. 24,207 2,016,201
DuPont de Nemours, Inc. ............... 99,624 8,134,299
Ecolab, Inc. ........................ 31,999 8,204,544
Linde plc .......................... 52,506 21,963,260
40,318,304
Commercial Services & Supplies — 0.2%
Cintas Corp. ........................ 33,429 6,126,533
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
................. 80,107 12,632,073
Cisco Systems, Inc. ................... 175,826 12,854,639
Motorola Solutions, Inc. ................ 6,754 2,746,919
28,233,631
Construction & Engineering — 0.8%
EMCOR Group, Inc. ................... 20,780 14,042,708
Sterling Infrastructure, Inc.
(a)(c)
............ 28,776 10,874,451
24,917,159
Construction Materials — 0.2%
CRH plc ........................... 55,361 6,593,495
Consumer Finance — 0.9%
American Express Co. ................. 28,012 10,104,769
Capital One Financial Corp. .............. 24,676 5,428,473
SLM Corp. ......................... 54,358 1,459,512
Synchrony Financial ................... 143,939 10,706,183
27,698,937
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc. , Class A ............ 112,988 1,998,758
Costco Wholesale Corp. ................ 10,850 9,889,232
Kroger Co. (The) ..................... 145,812 9,278,017
Sprouts Farmers Market, Inc.
(a)
............ 16,680 1,317,053
Target Corp. ........................ 91,630 8,495,934
Walmart, Inc. ........................ 292,176 29,562,368
60,541,362
Diversified Consumer Services — 0.4%
Duolingo, Inc. , Class A
(a)(c)
............... 20,290 5,491,286
H&R Block, Inc. ...................... 130,033 6,467,841
Stride, Inc.
(a)
........................ 16,066 1,093,131
13,052,258
Diversified Telecommunication Services — 1.1%
AT&T, Inc. .......................... 844,476 20,900,781
Verizon Communications, Inc. ............ 269,561 10,712,354
31,613,135
Electric Utilities — 1.1%
Constellation Energy Corp. .............. 16,479 6,212,583
Duke Energy Corp. ................... 51,135 6,356,080
Edison International ................... 5,598 310,017
Entergy Corp. ....................... 11,052 1,061,987
Exelon Corp. ........................ 109,264 5,039,256
NextEra Energy, Inc. .................. 44,869 3,652,337

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
NRG Energy, Inc. ..................... 37,657 $ 6,471,732
Southern Co. (The) ................... 35,260 3,315,850
32,419,842
Electrical Equipment — 1.1%
Acuity, Inc. ......................... 29,765 10,865,713
Eaton Corp. plc ...................... 35,747 13,639,626
Emerson Electric Co. .................. 49,491 6,907,459
GE Vernova, Inc. ..................... 1,295 757,756
32,170,554
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. , Class A ............... 5,900 822,106
Badger Meter, Inc. .................... 15,444 2,786,870
Jabil, Inc. .......................... 24,590 5,431,685
TE Connectivity plc ................... 60,645 14,979,921
24,020,582
Energy Equipment & Services — 0.2%
TechnipFMC plc ...................... 147,865 6,114,218
Entertainment — 1.0%
Electronic Arts, Inc. ................... 4,921 984,495
Netflix, Inc.
(a)
........................ 16,104 18,018,121
Spotify Technology SA
(a)
................ 17,442 11,430,092
30,432,708
Financial Services — 2.9%
Berkshire Hathaway, Inc. , Class B
(a)(c)
....... 30,029 14,340,049
Chime Financial, Inc. , Class A
(a)(c)
.......... 34,432 591,197
Fidelity National Information Services, Inc. .... 26,702 1,669,409
Fiserv, Inc.
(a)
........................ 11,819 788,209
Mastercard, Inc. , Class A ................ 37,950 20,948,020
MGIC Investment Corp. ................ 227,599 6,240,765
PayPal Holdings, Inc.
(a)
................. 15,295 1,059,485
Visa, Inc. , Class A .................... 112,015 38,167,991
Voya Financial, Inc. ................... 44,252 3,295,004
87,100,129
Food Products — 0.5%
General Mills, Inc. .................... 8,057 375,537
J M Smucker Co. (The) ................. 16,260 1,683,723
Kraft Heinz Co. (The) .................. 349,778 8,650,010
Mondelez International, Inc. , Class A ........ 49,248 2,829,790
13,539,060
Gas Utilities — 0.2%
UGI Corp. .......................... 210,006 7,020,501
Ground Transportation — 0.4%
Ryder System, Inc. .................... 3,654 618,366
Uber Technologies, Inc.
(a)
............... 131,656 12,704,804
13,323,170
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories ................... 110,394 13,646,906
Becton Dickinson & Co. ................ 11,928 2,131,653
Boston Scientific Corp.
(a)
................ 32,503 3,273,702
GE HealthCare Technologies, Inc. ......... 161,195 12,081,565
Hologic, Inc.
(a)(c)
...................... 25,762 1,904,069
Medtronic plc ....................... 89,475 8,115,383
Stryker Corp. ....................... 7,103 2,530,373
Zimmer Biomet Holdings, Inc. ............ 5,116 514,465
44,198,116
Health Care Providers & Services — 1.7%
Cardinal Health, Inc. ................... 27,117 5,173,110
Cigna Group (The) .................... 17,246 4,215,095
Security
Shares
Shares Value
Health Care Providers & Services (continued)
CVS Health Corp. .................... 69,274 $ 5,413,763
DaVita, Inc.
(a)
........................ 33,646 4,004,547
Elevance Health, Inc. .................. 7,477 2,371,704
Hims & Hers Health, Inc. , Class A
(a)(c)
........ 11,768 534,973
Humana, Inc. ....................... 5,301 1,474,685
McKesson Corp. ..................... 12,225 9,918,632
Molina Healthcare, Inc.
(a)(c)
............... 7,824 1,197,542
Tenet Healthcare Corp.
(a)
................ 27,121 5,600,215
UnitedHealth Group, Inc. ................ 30,441 10,397,428
50,301,694
Health Care Technology — 0.2%
(a)
Doximity, Inc. , Class A
(c)
................ 11,263 743,358
Veeva Systems, Inc. , Class A ............. 13,469 3,922,173
4,665,531
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. .............. 198,254 3,176,029
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. , Class A
(a)(c)
................. 35,445 4,485,210
Booking Holdings, Inc. ................. 5,788 29,389,959
Brinker International, Inc.
(a)
.............. 9,898 1,075,517
Expedia Group, Inc. ................... 21,682 4,770,040
MakeMyTrip Ltd.
(a)(c)
................... 8,853 708,240
McDonald's Corp. .................... 42,361 12,641,793
MGM Resorts International
(a)
............. 81,097 2,597,537
Wingstop, Inc. ....................... 14,554 3,152,833
Yum! Brands, Inc. .................... 36,442 5,036,649
63,857,778
Household Durables — 0.2%
SharkNinja, Inc.
(a)
..................... 73,337 6,270,314
Household Products — 0.9%
Colgate-Palmolive Co. ................. 1,056 81,365
Procter & Gamble Co. (The) ............. 178,772 26,881,945
26,963,310
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp. ........................ 62,579 11,783,626
Industrial Conglomerates — 0.1%
3M Co. ............................ 21,705 3,613,883
Insurance — 1.7%
Aflac, Inc. .......................... 76,949 8,248,163
Allstate Corp. (The) ................... 3,496 669,554
American International Group, Inc. ......... 135,737 10,717,794
Chubb Ltd. ......................... 10,209 2,827,280
Globe Life, Inc. ...................... 11,822 1,554,711
Hartford Insurance Group, Inc. (The) ........ 5,942 737,878
MetLife, Inc. ........................ 41,187 3,287,546
Principal Financial Group, Inc. ............ 15,722 1,321,277
Prudential Financial, Inc. ................ 20,887 2,172,248
Reinsurance Group of America, Inc. ........ 25,824 4,711,847
Travelers Cos., Inc. (The) ............... 44,861 12,050,562
Unum Group ........................ 37,734 2,770,430
51,069,290
Interactive Media & Services — 4.4%
Alphabet, Inc. , Class C, NVS ............. 228,407 64,369,661
Meta Platforms, Inc. , Class A ............. 100,688 65,281,065
Reddit, Inc. , Class A
(a)
.................. 8,748 1,827,894
131,478,620

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 1.1%
Gartner, Inc.
(a)(c)
...................... 30,022 $ 7,455,663
International Business Machines Corp. ...... 42,581 13,089,825
Kyndryl Holdings, Inc.
(a)
................. 26,634 770,255
Okta, Inc. , Class A
(a)
................... 33,019 3,022,229
Shopify, Inc. , Class A
(a)(c)
................ 7,810 1,357,847
Wix.com Ltd.
(a)(c)
...................... 54,140 7,879,536
33,575,355
Leisure Products — 0.2%
Hasbro, Inc. ........................ 68,045 5,192,514
Life Sciences Tools & Services — 0.7%
Medpace Holdings, Inc.
(a)
............... 19,202 11,231,442
Mettler-Toledo International, Inc.
(a)
......... 4,867 6,893,084
Thermo Fisher Scientific, Inc. ............. 4,042 2,293,390
20,417,916
Machinery — 1.4%
Caterpillar, Inc. ...................... 19,585 11,305,637
Crane Co. .......................... 42,867 8,144,730
Deere & Co. ........................ 1,897 875,712
Illinois Tool Works, Inc. ................. 3,655 891,528
Mueller Industries, Inc. ................. 107,256 11,355,193
Otis Worldwide Corp. .................. 13,330 1,236,491
PACCAR, Inc. ....................... 31,783 3,127,447
Parker-Hannifin Corp. .................. 3,995 3,087,456
Watts Water Technologies, Inc. , Class A ...... 2,764 753,466
40,777,660
Media — 0.8%
Charter Communications, Inc. , Class A
(a)(c)
.... 16,849 3,939,970
Comcast Corp. , Class A ................ 247,674 6,894,006
Fox Corp. , Class A, NVS ................ 147,457 9,533,095
Omnicom Group, Inc. .................. 38,851 2,914,602
23,281,673
Metals & Mining — 0.2%
Nucor Corp. ........................ 18,433 2,765,872
Reliance, Inc. ....................... 7,566 2,136,865
Steel Dynamics, Inc. ................... 12,908 2,023,974
6,926,711
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Rithm Capital Corp. ................... 419,879 4,606,073
Starwood Property Trust, Inc. ............. 14,764 268,409
4,874,482
Multi-Utilities — 0.2%
Consolidated Edison, Inc. ............... 63,393 6,175,112
DTE Energy Co. ..................... 3,937 533,621
WEC Energy Group, Inc. ................ 2,969 331,726
7,040,459
Office REITs — 0.2%
Vornado Realty Trust .................. 140,236 5,320,554
Oil, Gas & Consumable Fuels — 2.6%
Antero Midstream Corp. ................ 127,630 2,201,618
APA Corp. ......................... 96,097 2,176,597
Chevron Corp. ....................... 90,507 14,274,764
ConocoPhillips ...................... 39,198 3,483,134
EOG Resources, Inc. .................. 2,556 270,527
Exxon Mobil Corp. .................... 211,314 24,165,869
Kinder Morgan, Inc. ................... 142,664 3,736,370
Marathon Petroleum Corp. .............. 97,958 19,092,994
Valero Energy Corp. ................... 51,883 8,797,281
78,199,154
Security
Shares
Shares Value
Passenger Airlines — 0.1%
United Airlines Holdings, Inc.
(a)
............ 24,155 $ 2,271,536
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co. ................ 266,630 12,283,644
Eli Lilly & Co. ....................... 34,241 29,545,189
Johnson & Johnson ................... 163,426 30,866,269
Merck & Co., Inc. ..................... 152,992 13,154,252
Pfizer, Inc. ......................... 456,619 11,255,658
97,105,012
Professional Services — 0.7%
Automatic Data Processing, Inc. ........... 29,519 7,683,796
Booz Allen Hamilton Holding Corp. ......... 27,576 2,403,524
Leidos Holdings, Inc. .................. 26,252 5,000,218
Paychex, Inc. ....................... 56,996 6,670,242
21,757,780
Residential REITs — 0.3%
AvalonBay Communities, Inc. ............ 25,099 4,365,218
Equity Residential .................... 98,561 5,858,466
10,223,684
Retail REITs — 0.7%
Brixmor Property Group, Inc. ............. 292,217 7,644,397
Regency Centers Corp. ................ 51,215 3,531,274
Simon Property Group, Inc. .............. 56,684 9,962,780
21,138,451
Semiconductors & Semiconductor Equipment — 13.6%
Advanced Micro Devices, Inc.
(a)
........... 9,570 2,451,068
Analog Devices, Inc. ................... 3,109 727,910
Applied Materials, Inc. ................. 60,125 14,015,138
Broadcom, Inc. ...................... 248,831 91,975,403
Cirrus Logic, Inc.
(a)
.................... 49,696 6,592,174
KLA Corp. .......................... 16,176 19,552,578
Lam Research Corp. .................. 91,187 14,358,305
NVIDIA Corp. ....................... 1,186,451 240,244,463
Qorvo, Inc.
(a)
........................ 14,669 1,392,382
QUALCOMM, Inc. .................... 93,180 16,856,262
Rambus, Inc.
(a)
...................... 13,725 1,411,479
409,577,162
Software — 12.5%
Adobe, Inc.
(a)
........................ 9,590 3,263,573
AppLovin Corp. , Class A
(a)
............... 27,644 17,618,351
Atlassian Corp. , Class A
(a)
............... 71,607 12,131,658
Cadence Design Systems, Inc.
(a)
.......... 6,825 2,311,559
Commvault Systems, Inc.
(a)
.............. 40,788 5,678,505
Crowdstrike Holdings, Inc. , Class A
(a)
........ 8,421 4,572,687
DocuSign, Inc.
(a)
..................... 122,437 8,955,042
Elastic NV
(a)
........................ 54,193 4,835,099
Fair Isaac Corp.
(a)
..................... 6,156 10,216,067
Fortinet, Inc.
(a)
....................... 158,534 13,702,094
Gitlab, Inc. , Class A
(a)(c)
................. 125,531 6,119,636
HubSpot, Inc.
(a)
...................... 5,374 2,643,578
InterDigital, Inc. ...................... 21,103 7,638,442
Intuit, Inc. .......................... 11,655 7,780,295
Life360, Inc.
(a)(c)
...................... 3,218 317,649
Manhattan Associates, Inc.
(a)
............. 28,873 5,256,907
Microsoft Corp. ...................... 340,995 176,570,621
Monday.com Ltd.
(a)(c)
................... 45,200 9,276,848
Nutanix, Inc. , Class A
(a)
................. 161,094 11,476,337
Oracle Corp. ........................ 57,852 15,192,514
Palantir Technologies, Inc. , Class A
(a)
....... 74,058 14,846,407
Palo Alto Networks, Inc.
(a)
............... 13,989 3,080,937
Procore Technologies, Inc.
(a)(c)
............ 90,572 6,686,025
Rubrik, Inc. , Class A
(a)
.................. 61,271 4,611,868

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
Salesforce, Inc. ...................... 32,816 $ 8,545,615
Samsara, Inc. , Class A
(a)
................ 119,291 4,791,920
ServiceNow, Inc.
(a)(c)
................... 1,222 1,123,360
ServiceTitan, Inc. , Class A
(a)(c)
............ 18,759 1,770,099
Zscaler, Inc.
(a)
....................... 13,958 4,622,052
375,635,745
Specialized REITs — 0.2%
American Tower Corp. ................. 16,070 2,876,209
Crown Castle, Inc. .................... 47,755 4,308,456
7,184,665
Specialty Retail — 1.9%
AutoZone, Inc.
(a)
..................... 1,418 5,210,342
Bath & Body Works, Inc. ................ 155,993 3,818,709
Best Buy Co., Inc. .................... 102,514 8,420,500
Carvana Co. , Class A
(a)(c)
................ 18,269 5,600,179
Dick's Sporting Goods, Inc. .............. 24,071 5,330,523
Home Depot, Inc. (The) ................ 10,146 3,851,320
Lowe's Cos., Inc. ..................... 11,132 2,650,863
Murphy USA, Inc. .................... 1,128 404,050
Ulta Beauty, Inc.
(a)
.................... 8,570 4,455,372
Wayfair, Inc. , Class A
(a)(c)
................ 33,320 3,448,953
Williams-Sonoma, Inc. ................. 65,436 12,716,832
55,907,643
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc. ......................... 736,263 199,063,428
Dell Technologies, Inc. , Class C ........... 58,239 9,435,301
Hewlett Packard Enterprise Co. ........... 466,446 11,390,611
HP, Inc. ........................... 84,665 2,342,681
NetApp, Inc. ........................ 3,645 429,308
Seagate Technology Holdings plc .......... 24,107 6,168,499
228,829,828
Textiles, Apparel & Luxury Goods — 0.7%
Deckers Outdoor Corp.
(a)
................ 45,305 3,692,357
Ralph Lauren Corp. , Class A ............. 27,362 8,746,537
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc. ........................ 81,922 $ 8,996,674
21,435,568
Tobacco — 1.1%
Altria Group, Inc. ..................... 363,398 20,488,379
Philip Morris International, Inc. ............ 84,587 12,208,442
32,696,821
Trading Companies & Distributors — 0.3%
Core & Main, Inc. , Class A
(a)
.............. 164,110 8,563,260
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 10,520 1,351,084
Total Long-Term Investments — 99.9%
(Cost: $2,094,081,604) ............................ 3,003,551,681
Short-Term Securities
Money Market Funds — 1.6%
(b)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.27%
(e)
................... 43,066,759 43,088,293
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.05% .................... 4,232,180 4,232,180
Total Short-Term Securities — 1.6%
(Cost: $47,317,062) ............................... 47,320,473
Total Investments — 101.5%
(Cost: $2,141,398,666 ) ............................ 3,050,872,154
Liabilities in Excess of Other Assets — (1.5)% ............. (43,732,055)
Net Assets — 100.0% ...............................
$ 3,007,140,099
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 35,943,564 $ 7,144,225
(a)
$ — $ 229 $ 275 $ 43,088,293 43,066,759 $ 19,071
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,904,187 1,327,993
(a)
— — — 4,232,180 4,232,180 33,479 —
BlackRock, Inc. .......... 6,516,611 285,221 (15,660) 6,292 (154,839) 6,637,625 6,130 31,609 —
$ 6,521 $ (154,564) $ 53,958,098 $ 84,159 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 8 12/19/25 $ 2,750 $ 85,054
S&P Midcap 400 E-Mini Index ................................................. 1 12/19/25 326 (1,417)
$ 83,637
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,003,551,681 $ — $ — $ 3,003,551,681
Short-Term Securities
Money Market Funds ...................................... 47,320,473 — — 47,320,473
$ 3,050,872,154 $ — $ — $ 3,050,872,154
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 85,054 $ — $ — $ 85,054
Liabilities
Equity contracts ........................................... (1,417) — — (1,417)
$ 83,637 $ — $ — $ 83,637
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust